Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses and other current assets details [Abstract]
available for sale financial assets	$ 264,310,000	$ 271,952,000
insurance recoveries	220,000,000	220,000,000
Cost report receivable from Medicare and Medicaid	126,655,000	109,311,000
Payments on account	88,549,000	37,016,000
other taxes receivable	79,833,000	69,684,000
Other prepayments current	68,648,000	63,210,000
Leases receivable	57,483,000	53,117,000
Prepaid Rent	57,394,000	51,651,000
Prepaid Taxes	54,959,000	131,396,000
Rebate Receivable	50,168,000	48,625,000
Derivative Instruments and Hedges, Assets	41,913,000	27,021,000
Amounts due from managed locations	28,863,000	20,888,000
Prepaid insurance	17,491,000	21,848,000
Prepaid deposit	15,913,000	15,276,000
Other deferred charges	239,654,000	233,720,000
Total prepaid expenses and other current assets	$ 1,411,833,000	$ 1,374,715,000